Discontinued Operations (Details) - Schedule of constituting net income of discontinued operations - Discontinued Operations [Member] - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue			$ 2,389		$ 2,200		$ 13,297		$ 17,933	$ 15,694
Cost of revenue, exclusive of amortization shown below			578		142		1,857		2,492	2,613
Amortization expense			765				2,295		2,296	3,062
Total cost of revenue			1,343		142		4,152		4,788	5,675
Gross profit			1,046		2,078		9,145		13,145	10,019
Operating expenses:
Sales and marketing			661		240		2,289		3,397	3,679
Research and development			850		290		2,691		4,285	4,567
General and administrative			43				61		2,811	808
Depreciation and amortization		[1]	364	[1]		[1]	1,092	[1]	1,094	1,458
Total operating expenses			1,918		530		6,133		11,587	10,512
Income from operations			(872)		1,548		3,012		1,558	(493)
Gain on the disposal of the discontinued operation					58,835
Other expense, net			(3)				(9)		(422)	228
(Loss) income from discontinued operations			(875)		60,383		3,003
Income tax expense of discontinued operations	212				583
Net (loss) income of discontinued operations, net of tax	$ (212)		$ (875)		$ 59,800		$ 3,003		$ 1,136	$ (265)

[1]	Comprises amortization expense of direct Brainspace intangibles.